Average Annual Total Returns - (Eaton Vance Municipal Income Funds)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
(Eaton Vance Arizona Municipal Income Fund) | Bloomberg Arizona Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.09%	0.84%	2.08%
(Eaton Vance Arizona Municipal Income Fund) | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
(Eaton Vance Arizona Municipal Income Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.41%)	0.24%	1.64%
(Eaton Vance Arizona Municipal Income Fund) | Class A | Return After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.45%)	0.20%	1.62%
(Eaton Vance Arizona Municipal Income Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	0.39%	0.75%	1.88%
(Eaton Vance Arizona Municipal Income Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent	0.04%	0.14%	1.36%
(Eaton Vance Arizona Municipal Income Fund) | Class I
Prospectus [Line Items]
Average Annual Return, Percent	2.06%	1.11%	2.18%
(Eaton Vance Connecticut Municipal Income Fund) | Bloomberg Connecticut Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	0.72%	1.13%	2.11%
(Eaton Vance Connecticut Municipal Income Fund) | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
(Eaton Vance Connecticut Municipal Income Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent	(0.09%)	0.18%	1.29%
(Eaton Vance Connecticut Municipal Income Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.74%)	0.28%	1.56%
(Eaton Vance Connecticut Municipal Income Fund) | Class A | Return After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.79%)	0.25%	1.54%
(Eaton Vance Connecticut Municipal Income Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	0.12%	0.78%	1.83%
(Eaton Vance Connecticut Municipal Income Fund) | Class I
Prospectus [Line Items]
Average Annual Return, Percent	1.86%	1.16%	2.11%
(Eaton Vance Minnesota Municipal Income Fund) | Bloomberg Minnesota Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	0.72%	0.77%	1.89%
(Eaton Vance Minnesota Municipal Income Fund) | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
(Eaton Vance Minnesota Municipal Income Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(2.25%)	0.14%	1.42%
(Eaton Vance Minnesota Municipal Income Fund) | Class A | Return After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.25%)	0.14%	1.42%
(Eaton Vance Minnesota Municipal Income Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	(0.08%)	0.63%	1.65%
(Eaton Vance Minnesota Municipal Income Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent	(0.72%)	0.03%	1.15%
(Eaton Vance Minnesota Municipal Income Fund) | Class I
Prospectus [Line Items]
Average Annual Return, Percent	1.27%	1.00%	1.96%
(Eaton Vance Municipal Opportunities Fund) | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
(Eaton Vance Municipal Opportunities Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.02%	0.42%	1.96%
(Eaton Vance Municipal Opportunities Fund) | Class A | Return After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.15%)	0.23%	1.79%
(Eaton Vance Municipal Opportunities Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	1.14%	0.77%	1.90%
(Eaton Vance Municipal Opportunities Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent	1.52%	0.32%	1.69%
(Eaton Vance Municipal Opportunities Fund) | Class I
Prospectus [Line Items]
Average Annual Return, Percent	3.55%	1.33%	2.55%
(Eaton Vance New Jersey Municipal Income Fund) | Bloomberg New Jersey Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.37%	1.60%	2.98%
(Eaton Vance New Jersey Municipal Income Fund) | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
(Eaton Vance New Jersey Municipal Income Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.48%)	0.04%	1.87%
(Eaton Vance New Jersey Municipal Income Fund) | Class A | Return After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.54%)	(0.03%)	1.82%
(Eaton Vance New Jersey Municipal Income Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	0.32%	0.59%	2.08%
(Eaton Vance New Jersey Municipal Income Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent	(0.01%)	(0.07%)	1.59%
(Eaton Vance New Jersey Municipal Income Fund) | Class I
Prospectus [Line Items]
Average Annual Return, Percent	1.88%	0.88%	2.42%
(Eaton Vance Pennsylvania Municipal Income Fund) | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
(Eaton Vance Pennsylvania Municipal Income Fund) | Bloomberg Pennsylvania Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.31%	1.08%	2.46%
(Eaton Vance Pennsylvania Municipal Income Fund) | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.20%)	0.15%	1.50%
(Eaton Vance Pennsylvania Municipal Income Fund) | Class A | Return After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.26%)	0.13%	1.48%
(Eaton Vance Pennsylvania Municipal Income Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	0.72%	0.79%	1.89%
(Eaton Vance Pennsylvania Municipal Income Fund) | Class C
Prospectus [Line Items]
Average Annual Return, Percent	0.25%	0.07%	1.22%
(Eaton Vance Pennsylvania Municipal Income Fund) | Class I
Prospectus [Line Items]
Average Annual Return, Percent	2.28%	1.03%	2.03%